AST BOND PORTFOLIO 2023
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Long-Term Investment — 90.9%
Affiliated Mutual Fund
AST Target Maturity Central Portfolio* (cost $102,084,202)	10,330,468	$96,589,880
Short-Term Investment — 6.7%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $7,171,297)	7,171,297	7,171,297

TOTAL INVESTMENTS—97.6% (cost $109,255,499)(wd)		103,761,177

Other assets in excess of liabilities(z) — 2.4%		2,537,165

Net Assets — 100.0%		$106,298,342

*	Non-income producing security.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
243	2 Year U.S. Treasury Notes	Dec. 2022	$49,909,922	$(782,895)
Short Positions:
256	5 Year U.S. Treasury Notes	Dec. 2022	27,521,999	827,758
81	10 Year U.S. Treasury Notes	Dec. 2022	9,077,063	245,706
106	10 Year U.S. Ultra Treasury Notes	Dec. 2022	12,559,344	664,835
108	20 Year U.S. Treasury Bonds	Dec. 2022	13,651,875	956,203
66	30 Year U.S. Ultra Treasury Bonds	Dec. 2022	9,042,000	764,750
				3,459,252
				$2,676,357
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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